Note 4 - Allowance for Credit Losses - Collateral Dependent Loans 1 (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross loans, before fee	$ 411,447	$ 388,672	$ 369,567
Real Estate [Member]
Gross loans, before fee	470	5,379
Other Collateral [Member]
Gross loans, before fee	0	0
Collateral Pledged [Member]
Gross loans, before fee	470	5,379
Commercial Portfolio Segment [Member]
Gross loans, before fee	74,776	73,142	77,093
Commercial Portfolio Segment [Member] | Real Estate [Member]
Gross loans, before fee	0	126
Commercial Portfolio Segment [Member] | Other Collateral [Member]
Gross loans, before fee	0	0
Commercial Portfolio Segment [Member] | Collateral Pledged [Member]
Gross loans, before fee	0	126
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	202,677	182,463	161,367
Commercial Real Estate Portfolio Segment [Member] | Real Estate [Member]
Gross loans, before fee	176	4,755
Commercial Real Estate Portfolio Segment [Member] | Other Collateral [Member]
Gross loans, before fee	0	0
Commercial Real Estate Portfolio Segment [Member] | Collateral Pledged [Member]
Gross loans, before fee	176	4,755
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	118,750	118,934	116,339
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	6,986	5,800	7,114
Residential Portfolio Segment [Member] | Real Estate [Member] | Real Estate Loan [Member]
Gross loans, before fee	294	498
Residential Portfolio Segment [Member] | Real Estate [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Other Collateral [Member] | Real Estate Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Other Collateral [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Residential Portfolio Segment [Member] | Collateral Pledged [Member] | Real Estate Loan [Member]
Gross loans, before fee	294	498
Residential Portfolio Segment [Member] | Collateral Pledged [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,707	6,546	5,538
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,551	1,787	$ 2,116
Consumer Portfolio Segment [Member] | Real Estate [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Real Estate [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Other Collateral [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Other Collateral [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Collateral Pledged [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0
Consumer Portfolio Segment [Member] | Collateral Pledged [Member] | Consumer, Other [Member]
Gross loans, before fee	$ 0	$ 0